UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07792

        Nuveen Insured Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Premium Income Municipal Fund 2 (NPX)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.3% (2.6% of Total Investments)
$ 3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	AAA	$3,881,175
	MBIA Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – MBIA Insured	4/14 at 100.00	AAA	1,458,403
1,040	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	AAA	1,082,661
11,135	Limestone County Water and Sewer Authority, Alabama, Water Revenue Bonds, Series 2007,	3/17 at 100.00	AAA	10,586,379
	4.500%, 12/01/37 – XLCA Insured (UB)
	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2005:
2,220	5.000%, 3/01/24 – FSA Insured	3/15 at 100.00	AAA	2,318,834
2,590	5.000%, 3/01/25 – FSA Insured	3/15 at 100.00	AAA	2,700,205

22,130	Total Alabama			22,027,657

	Arizona – 2.5% (1.5% of Total Investments)
12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	12,539,717
	2005, 4.750%, 7/01/27 – MBIA Insured (UB)

	Arkansas – 3.0% (1.7% of Total Investments)
7,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AAA	8,246,953
	Series 2004, 5.250%, 6/01/25 – FSA Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 – MBIA Insured	11/14 at 100.00	Aaa	2,074,300
2,000	5.000%, 11/01/28 – MBIA Insured	11/14 at 100.00	Aaa	2,074,300
2,480	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/35 –	12/13 at 100.00	Aaa	2,555,094
	AMBAC Insured

14,225	Total Arkansas			14,950,647

	California – 27.8% (16.5% of Total Investments)
22,880	Alameda Corridor Transporation Authority, California, Senior Lien Revenue Bonds, Series 1999A,	No Opt. Call	AAA	6,833,341
	0.000%, 10/01/32 – MBIA Insured (UB)
2,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	2,107,080
	Series 2005AC, 5.000%, 12/01/24 – MBIA Insured
1,800	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	1,867,680
	5.000%, 10/01/33 – MBIA Insured
7,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	7,636,230
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) –
	AMBAC Insured (UB)
31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 24.23	AAA	6,779,760
	Bonds, Series 1999, 0.000%, 1/15/34 – MBIA Insured
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AAA	1,796,141
	5.000%, 9/01/27 – AMBAC Insured
7,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	7,170,450
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
1,870	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	877,049
	11/01/23 – FSA Insured
6,520	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	AAA	6,872,928
	5.000%, 7/01/22 – AMBAC Insured
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	AAA	4,206,920
	5.000%, 7/01/24 – FGIC Insured
15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	16,177,950
	5.250%, 2/01/30 (Pre-refunded 8/01/13) – FGIC Insured
10,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	10,250,500
	5.000%, 8/15/34 – MBIA Insured
1,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2005B,	2/15 at 100.00	AAA	1,037,150
	5.000%, 8/15/24 – MBIA Insured
1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation	6/13 at 100.00	AAA	1,526,352
	Bonds, Series 2003A, 5.000%, 6/01/22 (Pre-refunded 6/01/13) – FGIC Insured
12,265	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	13,094,973
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded 12/01/09) –
	AMBAC Insured
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	781,371
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and
	Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AAA	1,741,330
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AAA	747,108
14,170	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/15 at 100.00	AAA	15,247,487
	Series 2005G, 5.000%, 7/01/29 (Pre-refunded 7/01/15) – FSA Insured (UB)
26,900	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	7,610,279
	Refunding Bonds, Series 1997A, 0.000%, 1/15/34 – MBIA Insured (UB)
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AAA	2,129,840
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
7,845	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AAA	7,249,094
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)
5,000	Torrance, California, Certificates of Participation, Series 2005B, 5.000%, 6/01/24 –	No Opt. Call	AAA	5,176,600
	AMBAC Insured
12,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	AAA	12,898,125
	5/15/33 – AMBAC Insured

197,250	Total California			141,815,738

	Colorado – 9.1% (5.4% of Total Investments)
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams	6/13 at 100.00	AAA	2,038,668
	School District 12 – Pinnacle School, Series 2003, 5.250%, 6/01/23 – XLCA Insured
3,405	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	12/13 at 100.00	AAA	3,591,151
	Classical Academy, Series 2003, 5.250%, 12/01/23 – XLCA Insured
3,500	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series	12/09 at 101.00	Aaa	3,683,260
	1999A, 5.750%, 12/01/23 (Pre-refunded 12/01/09) – FSA Insured
17,145	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	Aaa	18,198,389
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – XLCA Insured
6,100	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 –	12/13 at 100.00	AAA	6,394,508
	FSA Insured
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series	12/12 at 100.00	AAA	1,366,791
	2002B, 5.000%, 12/01/27 – AMBAC Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 – FSA Insured	12/14 at 100.00	AAA	2,623,775
5,125	5.000%, 12/15/23 – FSA Insured	12/14 at 100.00	AAA	5,357,573
2,000	5.000%, 12/15/24 – FSA Insured	12/14 at 100.00	AAA	2,088,200
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AAA	1,040,340
	FGIC Insured

44,040	Total Colorado			46,382,655

	District of Columbia – 0.2% (0.1% of Total Investments)
1,065	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	969,075
	Revenue Bonds, Series 2007, Residuals 1606, 5.773%, 10/01/30 – AMBAC Insured (IF)

	Florida – 0.8% (0.5% of Total Investments)
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,175,120
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured

	Georgia – 3.8% (2.3% of Total Investments)
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	Aaa	4,167,920
	Series 2004, 5.000%, 7/15/24 – MBIA Insured
2,925	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/23 –	5/14 at 100.00	AAA	3,049,751
	MBIA Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	AAA	1,842,947
2,580	5.000%, 11/01/22 – MBIA Insured	11/13 at 100.00	AAA	2,677,756
4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water and Sewerage	1/13 at 100.00	Aaa	4,635,495
	Revenue Bonds, Series 2003, 5.000%, 1/01/33 – MBIA Insured
3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AAA	3,139,920
	Medical Center, Series 2002, 5.200%, 10/01/22 – AMBAC Insured

18,780	Total Georgia			19,513,789

	Hawaii – 7.9% (4.7% of Total Investments)
2,375	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/19 – FSA Insured	7/13 at 100.00	AAA	2,478,598
20,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Refunding Bonds, Hawaiian	7/10 at 101.00	AAA	20,972,196
	Electric Company Inc., Series 2000, 5.700%, 7/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
6,105	6.100%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AAA	6,483,632
9,500	6.625%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AAA	10,211,265

37,980	Total Hawaii			40,145,691

	Idaho – 0.1% (0.0% of Total Investments)
365	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1998E, 5.450%,	1/08 at 101.50	AAA	368,705
	7/01/18 – AMBAC Insured (Alternative Minimum Tax)

	Illinois – 3.6% (2.2% of Total Investments)
1,015	Chicago Park District, Illinois, Limited Tax General Obligation Park Bonds, Series 2001C,	7/11 at 100.00	AAA	1,068,338
	5.500%, 1/01/18 – FGIC Insured
	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System,
	Series 1993A:
2,810	6.125%, 4/01/12 – FSA Insured (ETM)	No Opt. Call	AAA	2,947,999
5,000	6.250%, 4/01/18 – FSA Insured (ETM)	No Opt. Call	AAA	5,752,300
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AAA	2,254,824
	1992AA, 6.550%, 6/01/14 – MBIA Insured (ETM)
6,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	6,247,200
	5.000%, 1/01/26 – FSA Insured
225	Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family Mortgage Revenue	10/07 at 103.00	AAA	228,368
	Bonds, Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)

17,000	Total Illinois			18,499,029

	Indiana – 0.9% (0.5% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 – FSA Insured	8/14 at 100.00	AAA	2,183,601
2,215	5.000%, 8/01/24 – FSA Insured	8/14 at 100.00	AAA	2,295,006

4,320	Total Indiana			4,478,607

	Kansas – 0.3% (0.2% of Total Investments)
1,500	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/27 – FSA Insured	9/14 at 101.00	AAA	1,568,490

	Kentucky – 1.2% (0.7% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	AAA	2,074,111
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – MBIA Insured
3,575	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AAA	3,735,196
	Series 2005B, 5.000%, 7/01/25 – AMBAC Insured

9,585	Total Kentucky			5,809,307

	Louisiana – 4.7% (2.8% of Total Investments)
2,840	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	2,967,857
	2004, 5.250%, 7/01/24 – MBIA Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AAA	1,246,368
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AAA	2,290,997
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AAA	2,589,950
	Louisiana State, Gasoline and Fuels Tax, Revenue Bonds, Series 2006:
1,320	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	1,323,194
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	13,632,632

24,335	Total Louisiana			24,050,998

	Maryland – 0.9% (0.5% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,996,277
	9/01/26 – XLCA Insured
2,580	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AAA	2,607,013
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured (UB)

4,445	Total Maryland			4,603,290

	Massachusetts – 3.0% (1.8% of Total Investments)
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	AAA	3,569,520
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
4,910	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/15 –	No Opt. Call	AAA	5,440,329
	MBIA Insured
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	3,921,852
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	2,148,960

13,560	Total Massachusetts			15,080,661

	Michigan – 2.0% (1.2% of Total Investments)
10,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.000%,	10/07 at 102.00	AAA	10,213,600
	4/01/16 – AMBAC Insured (Alternative Minimum Tax)

	Minnesota – 0.2% (0.1% of Total Investments)
885	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	8/07 at 100.00	AAA	886,549
	MBIA Insured

	Missouri – 0.5% (0.3% of Total Investments)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aaa	1,071,630
	Bonds, Series 2006, 5.250%, 3/01/25 – MBIA Insured
535	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Brookstone Village	12/07 at 101.00	AAA	542,303
	Apartments, Series 1996A, 6.000%, 12/01/16 – FSA Insured (Alternative Minimum Tax)
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	772,965
	10/01/33 – MBIA Insured

2,285	Total Missouri			2,386,898

	Nebraska – 3.7% (2.2% of Total Investments)
	Nebraska Public Power District, General Revenue Bonds, Series 2005A:
1,000	5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	1,043,050
1,000	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	1,041,110
12,520	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%, 1/01/41 –	2/16 at 100.00	AAA	12,896,602
	FGIC Insured (UB)
3,875	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AAA	4,004,386
	2, Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)

18,395	Total Nebraska			18,985,148

	Nevada – 3.2% (1.9% of Total Investments)
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series	7/10 at 102.00	AAA	5,323,750
	2000C, 5.950%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	AAA	3,425,730
	7/01/24 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
5,000	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	AAA	1,986,850
5,500	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AAA	5,789,300

18,780	Total Nevada			16,525,630

	New Jersey – 4.9% (2.9% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – MBIA Insured	10/14 at 100.00	Aaa	2,119,700
2,250	5.125%, 10/01/22 – MBIA Insured	10/14 at 100.00	Aaa	2,384,663
1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aaa	1,631,526
	Series 2004, 5.000%, 1/15/22 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,475	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,547,850
1,475	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,546,228
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AAA	3,386,713
	10/01/15 – FSA Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/36 – AMBAC Insured (UB)	No Opt. Call	AAA	2,475,600
25,000	0.000%, 12/15/35 – AMBAC Insured (UB)	No Opt. Call	AAA	6,508,500
3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,457,711

50,150	Total New Jersey			25,058,491

	New Mexico – 0.9% (0.5% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,481,562
1,050	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,092,746
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aaa	2,087,800
	5.000%, 6/15/25 – MBIA Insured

4,465	Total New Mexico			4,662,108

	New York – 14.8% (8.8% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,167,981
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital,
	Series 1999B:
3,400	5.750%, 7/01/19 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	3,563,574
5,750	6.000%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	6,053,025
1,785	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,859,452
	Improvements, Series 2005A, 5.000%, 2/15/24 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,045,370
	2005F, 5.000%, 3/15/24 – AMBAC Insured
120	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	103,392
	5.931%, 2/15/47 – MBIA Insured (IF)
3,705	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	3,534,051
	4.500%, 2./15/47 – MBIA Insured (UB)
2,700	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F,	11/16 at 100.00	AAA	2,532,141
	4.250%, 5/01/33 – MBIA Insured (UB)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
10,675	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	11,214,728
5,000	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	5,234,100
1,755	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E, 6.000%, 3/01/16	3/10 at 100.00	AAA	1,854,315
	(Pre-refunded 3/01/10) – FSA Insured
7,500	Nassau Health Care Corporation, New York, County Guaranteed Revenue Bonds, Series 1999,	8/09 at 102.00	AAA	7,942,500
	5.750%, 8/01/29 (Pre-refunded 8/01/09) – FSA Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 –	11/14 at 100.00	AAA	5,257,050
	FSA Insured
6,160	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds,	11/15 at 100.00	AAA	6,330,817
	Series 2005, 5.000%, 11/15/44 – AMBAC Insured (UB)
8,580	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/07 at 101.00	AAA	8,680,300
	Series 1996A, 6.125%, 11/01/20 – FSA Insured
3,770	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/25 –	7/15 at 100.00	AAA	3,944,061
	FSA Insured
5,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	10/15 at 100.00	AAA	5,265,000
	Series 2005B, 5.000%, 4/01/21 – AMBAC Insured

73,020	Total New York			75,581,857

	North Carolina – 1.8% (1.1% of Total Investments)
1,250	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30 –	7/15 at 100.00	Aaa	1,301,138
	MBIA Insured
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 – FGIC Insured	5/14 at 100.00	AAA	2,319,896
2,335	5.000%, 5/01/24 – FGIC Insured	5/14 at 100.00	AAA	2,431,809
2,900	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aaa	3,039,229
	5/01/21 – AMBAC Insured

8,710	Total North Carolina			9,092,072

	North Dakota – 3.8% (2.3% of Total Investments)
10,715	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	11,206,390
	5.600%, 6/01/21 – FSA Insured
8,000	North Dakota, Student Loan Trust Revenue Bonds, Series 2000B, 5.850%, 12/01/25 – AMBAC Insured	12/10 at 100.00	AAA	8,282,720
	(Alternative Minimum Tax)

18,715	Total North Dakota			19,489,110

	Ohio – 1.9% (1.1% of Total Investments)
1,430	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	1,587,257
	5.250%, 12/01/22 – FGIC Insured
8,100	Hamilton County, Ohio, Sales Tax Bonds, Subordinate, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	Aaa	7,530,165
	AMBAC Insured (UB)
700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 – AMBAC Insured	12/13 at 100.00	AAA	737,275

10,230	Total Ohio			9,854,697

	Oklahoma – 1.4% (0.8% of Total Investments)
1,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	1,570,290
	7/01/24 – AMBAC Insured
	Oklahoma City Airport Trust, Oklahoma, Junior Lien Tax Exempt Bonds, Twenty Seventh
	Series 2000A:
1,320	5.125%, 7/01/20 – FSA Insured	7/10 at 100.00	AAA	1,349,027
4,040	5.250%, 7/01/21 – FSA Insured	7/10 at 100.00	AAA	4,161,887

6,860	Total Oklahoma			7,081,204

	Oregon – 3.6% (2.1% of Total Investments)
2,110	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AAA	2,178,934
	5.000%, 5/01/30 – FSA Insured
1,520	Portland Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station	7/10 at 100.00	Aaa	1,553,060
	Apartments, Series 2000, 6.000%, 7/01/33 – MBIA Insured (Alternative Minimum Tax)
	Portland, Oregon, Airport Way Urban Renewal and Redevelopment Bonds, Series 2000A:
4,405	5.700%, 6/15/17 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aaa	4,673,353
3,665	5.750%, 6/15/18 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aaa	3,893,220
4,265	5.750%, 6/15/19 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aaa	4,530,582
1,375	5.750%, 6/15/20 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aaa	1,460,621

17,340	Total Oregon			18,289,770

	Pennsylvania – 14.2% (8.5% of Total Investments)
12,620	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West	11/10 at 102.00	AAA	13,888,310
	Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 (Pre-refunded 11/15/10) –
	MBIA Insured
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	2,099,220
	5.000%, 12/01/23 – MBIA Insured
9,485	Berks County Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Reading Hospital and	11/09 at 102.00	AAA	10,114,140
	Medical Center, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – FSA Insured
725	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds,	2/16 at 100.00	AAA	867,180
	Series 2006, 6.750%, 2/01/24 (Pre-refunded 2/01/16) – MBIA Insured
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	AAA	4,452,721
	5.000%, 8/01/24 – AMBAC Insured
5,780	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AAA	6,007,212
	2005A, 5.000%, 5/01/28 – MBIA Insured
4,590	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,452,759
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	1,098,374
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – FSA Insured	9/14 at 100.00	AAA	5,416,131
3,000	5.000%, 9/01/25 – FSA Insured	9/14 at 100.00	AAA	3,098,280
2,360	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	10/07 at 102.00	AAA	2,379,446
	8/01/27 – AMBAC Insured (ETM)
6,370	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27	8/07 at 102.00	AAA	6,497,400
	(Pre-refunded 8/01/07) – AMBAC Insured
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AAA	3,961,532
	5.000%, 1/15/25 – FSA Insured
2,500	Seneca Valley School District, Butler County, Pennsylvania, General Obligation Bonds, Series	7/14 at 100.00	Aaa	2,689,500
	2004, 5.125%, 1/01/23 (Pre-refunded 7/01/14) – FGIC Insured
1,705	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aaa	1,779,850
	AMBAC Insured
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	3,864,693
	District, Series 2003, 5.000%, 6/01/29 (Pre-refunded 6/01/13) – FSA Insured

69,090	Total Pennsylvania			72,666,748

	Puerto Rico – 0.5% (0.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AAA	2,635,325
	FGIC Insured

	South Carolina – 0.4% (0.2% of Total Investments)
1,955	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AAA	2,017,423
	2006, 5.000%, 12/01/28 – FSA Insured

	Texas – 15.6% (9.3% of Total Investments)
	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C:
10,000	5.125%, 5/01/19 – AMBAC Insured	5/08 at 102.00	AAA	10,249,000
9,000	5.125%, 11/01/20 – AMBAC Insured	11/08 at 102.00	AAA	9,262,260
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 – FSA Insured	7/14 at 100.00	AAA	3,614,521
3,645	5.000%, 7/15/23 – FSA Insured	7/14 at 100.00	AAA	3,784,713
3,335	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, Municipal Securities	No Opt. Call	AAA	2,786,993
	Trust Certificates Series 7053, 0.000%, 10/01/32 – AMBAC Insured (IF)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	AAA	12,802,750
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
4,485	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/12 at 100.00	AAA	4,643,814
	Corporation, Series 2003B, 5.000%, 5/15/21 – FSA Insured
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	10,238,900
	Corporation, Series 2003C, 5.000%, 5/15/33 – AMBAC Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	7/12 at 105.00	Aaa	4,466,974
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Cook
	Children’s Healthcare System, Series 2000A:
6,725	5.750%, 12/01/17 (Pre-refunded 12/01/10) – FSA Insured	12/10 at 101.00	AAA	7,181,090
1,170	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FSA Insured	12/10 at 101.00	Aaa	1,249,349
6,330	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FSA Insured	12/10 at 101.00	AAA	6,759,301
2,300	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	2,381,834
	3/15/18 – FSA Insured

77,116	Total Texas			79,421,499

	Utah – 2.2% (1.3% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	8,991,214
	7/01/18 – FSA Insured
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003,	12/13 at 100.00	AAA	2,458,434
	5.000%, 12/15/33 – MBIA Insured

10,985	Total Utah			11,449,648

	Vermont – 0.3% (0.2% of Total Investments)
1,320	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen	12/10 at 101.00	AAA	1,408,414
	Health Care Inc., Series 2000A, 6.000%, 12/01/23 – AMBAC Insured

	Virginia – 3.0% (1.8% of Total Investments)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
5,880	5.000%, 6/15/20 – MBIA Insured	6/15 at 100.00	AAA	6,194,286
5,000	5.000%, 6/15/22 – MBIA Insured	6/15 at 100.00	AAA	5,253,550
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 – FSA Insured	6/14 at 100.00	AAA	1,225,613
500	5.250%, 12/15/23 – FSA Insured	6/14 at 100.00	AAA	532,875
2,250	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997B, 6.050%,	1/08 at 102.00	AAA	2,304,135
	5/01/17 – MBIA Insured (Alternative Minimum Tax)

14,780	Total Virginia			15,510,459

	Washington – 7.0% (4.2% of Total Investments)
10,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	10,527,900
	Series 2001B, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aaa	1,420,348
	2002, 5.000%, 12/01/22 – FSA Insured
5,230	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric,	9/09 at 102.00	AAA	5,528,319
	Series 1999A, 6.125%, 9/01/29 – MBIA Insured (Alternative Minimum Tax)
1,545	Tacoma, Washington, General Obligation Bonds, Series 2004, 5.000%, 12/01/19 – MBIA Insured	12/14 at 100.00	AAA	1,619,840
3,950	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aaa	4,031,370
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
6,200	Washington State, General Obligation Purpose Bonds, Series 2003A, 5.000%, 7/01/20 –	7/12 at 100.00	AAA	6,427,788
	FGIC Insured
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AAA	6,208,951

39,150	Total Washington			35,764,516

	West Virginia – 1.6% (1.0% of Total Investments)
8,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Monongahela Power Company	11/07 at 100.00	AAA	8,222,720
	Pleasants Station Project, Series 1995C, 6.150%, 5/01/15 – AMBAC Insured

	Wisconsin – 6.3% (3.7% of Total Investments)
7,000	La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern States Power Company	No Opt. Call	AAA	8,043,280
	Project, Series 1996, 6.000%, 11/01/21 – MBIA Insured (Alternative Minimum Tax)
12,750	Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A, 5.750%, 12/01/25 – FGIC	12/10 at 100.00	Aaa	13,319,670
	Insured (Alternative Minimum Tax)
6,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sinai Samaritan Medical	8/07 at 101.00	AAA	6,321,500
	Center Inc., Series 1996, 5.750%, 8/15/16 – MBIA Insured
4,225	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AAA	4,314,231

30,225	Total Wisconsin			31,998,681

$ 921,901	Total Long-Term Investments (cost $837,652,133) – 167.9%			856,181,743

	Short-Term Investments – 0.3% (0.2% of Total Investments)
$ 1,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	1,500,000
	Obligations, Series 1985, 3.490%, 12/01/15 – MBIA Insured (4)

	Total Short-Term Investments (cost $1,500,000)			1,500,000

	Total Investments (cost $839,152,133) – 168.2%			857,681,743

	Floating Rate Obligations – (18.0)%			(91,720,000)

	Other Assets Less Liabilities – 2.5%			12,994,345

	Preferred Shares, at Liquidation Value – (52.7)%			(268,900,000)

	Net Assets Applicable to Common Shares – 100%			$510,056,088

Forward Swaps outstanding at July 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Citigroup Inc.	$10,000,000	Receive	3-Month USD-LIBOR	5.235%	Semi-Annually	12/12/07	12/12/36	$636,721

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
All of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance,
or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $747,108,337.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$24,559,879
Depreciation	(5,981,439)

Net unrealized appreciation (depreciation) of investments	$18,578,440

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Premium Income Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.